RELATED PARTY TRANSACTIONS - Promissory Note and Loans (Details) - USD ($)		4 Months Ended	6 Months Ended
	Sep. 14, 2020	Dec. 31, 2020	Jun. 30, 2021
Related Party Transaction [Line Items]
Amount repaid			$ 267,768
Promissory Note with Related Party
Related Party Transaction [Line Items]
Proceeds from Related Party Advances	$ 300,000
Amount borrowed		$ 267,768
Amount repaid		267,768	0
Related Party Loans
Related Party Transaction [Line Items]
Maximum loans convertible into warrants		$ 1,500,000	$ 1,500,000
Price of warrants (in dollars per share)		$ 2.00	$ 2.00
Loans from working capital		$ 0	$ 0